Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Schedule of Warrants Outstanding

Warrants outstanding at March 31, 2024, and December 31, 2023, are as follows:

	March 31,	December 31,
	2024	2023
Public Warrants	8,281,779	8,281,779
Private Placement Warrants	5,933,333	5,933,333
Total warrants	14,215,112	14,215,112

The following table summarizes activity in warrants to purchase common stock in the three months ended March 31, 2024. There was no activity in the three months ended March 31, 2023.

	Balance at
	December 31,			Retirements /	Balance at
Series	2023	Exercises	Issuances	Conversions	March 31, 2024
Public Warrants	8,281,779	—	—	—	8,281,779
Private Placement Warrants	5,933,333	—	—	—	5,933,333

	December 31, 2023	December 31, 2022
Public Warrants	8,281,779	—
Private Placement Warrants	5,933,333	—
Series B-3 Warrants	—	15,819,000
Total warrants	14,215,112	15,819,000